Stockholder's Equity (Deficit) - Preferred Stock (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2019
Common and Preferred Shares
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0